Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current tax provision	$ 1,830	$ 693	$ 3,120	$ 6,163	$ 6,910	$ (7,144)
Deferred tax (benefit) expense	(472)	550	(6,723)	(4,662)	(66,568)	(22,083)
Income tax expense (benefit)	$ 1,358	$ 1,243	$ (3,603)	$ 1,501	$ (59,658)	$ (29,227)